Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments

The following table summarizes the Company’s future minimum commitments as of December 31, 2018 (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Long term debt and related interest (1)	$24,513	$26,825	$34,532	$34,683	$164,080	$—	$284,633
Operating leases	12,279	11,634	8,169	4,615	4,774	13,287	54,758
Minimum royalty obligations (2)	4,684	2,383	159	—	—	—	7,226
New Revolving Credit Facility (3)	20,000	—	—	—	—	—	20,000
Total	$61,476	$40,842	$42,860	$39,298	$168,854	$13,287	$366,617

(1)

We estimated interest payments through the maturity of our New Credit Facilities by applying the effective interest rate of 5.53% in effect as of December 31, 2018 under our Term Loan A Facility. See Note 10, Debt.

(2)	Represents minimum guaranteed royalty payments under licensing arrangements.
(3)	Represents the amount owed as of December 31, 2018 under our New Revolving Credit Facility.